July 30, 2014

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

PSG Capital Management Trust - 333-179113, 811-22657

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by PSG Capital Management Trust (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2014.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Emily Little at (614) 496-3234.

Very truly yours,

Jonathan V. Giordani

Treasurer of the Trust